Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Property, Plant and Equipment

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2022	Balance	depreciation	31, 2022
			MCh$	MCh$	MCh$	MCh$
Buildings	26	14	32,648	61,920	(33,267)	28,653
Land	—	—	3,548	2,319	—	2,319
Equipment	6	3	23,798	82,885	(63,573)	19,312
Others	14	8	11,939	35,435	(25,523)	9,912
Totals			71,933	182,559	(122,363)	60,196

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2021	Balance	depreciation	31, 2021
			MCh$	MCh$	MCh$	MCh$
Buildings	26	15	36,653	75,719	(43,071)	32,648
Land	—	—	3,507	3,548	—	3,548
Equipment	6	4	27,650	85,835	(62,037)	23,798
Others	14	9	12,805	36,039	(24,100)	11,939
Totals			80,615	201,141	(129,208)	71,933

Schedule of Movement of Property, Plant and Equipment

	Buildings	Land	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	75,719	3,548	85,835	36,039	201,141
Additions	6,304	—	4,589	3,162	14,055
Sales and/or retirements for the year	(13,513)	(89)	(1,224)	(2,440)	(17,266)
Impairment	—	—	—	(20)	(20)
Exchange differences	(3,814)	(576)	(6,315)	(1,306)	(12,011)
Reclassification to assets held for sale	(2,776)	(106)	—	—	(2,882)
Other	—	(458)	—	—	(458)
Ending balances as of December 31, 2022	61,920	2,319	82,885	35,435	182,559

	Buildings	Land	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	73,312	3,506	85,404	35,664	197,886
Additions	3,213	—	4,887	2,635	10,735
Sales and/or disposals for the year	—	—	(4,663)	(2,386)	(7,049)
Impairment (1)	—	—	(52)	(415)	(467)
Exchange differences	(806)	42	754	260	250
Others	—	—	(495)	281	(214)
Ending balances as of December 31, 2021	75,719	3,548	85,835	36,039	201,141

Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment

	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	(43,071)	—	(62,037)	(24,100)	(129,208)
Depreciation for the year	(6,562)	—	(7,864)	(4,494)	(18,920)
Sales and/or disposals for the year	12,811	—	1,034	1,838	15,683
Impairment	—	—	—	(10)	(10)
Exchange differences	2,235	—	5,294	1,243	8,772
Reclassification to assets held for sale	1,320	—	—	—	1,320
Other	—	—	—	—	—
Ending balances as of December 31, 2022	(33,267)	—	(63,573)	(25,523)	(122,363)

	Buildings	Land	Equipment	Other	Total
	MCh$		MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(36,658)	—	(57,754)	(22,859)	(117,271)
Depreciation for the year	(6,920)	—	(8,217)	(3,471)	(18,608)
Sales and/or disposals for the year	—	—	4,645	2,307	6,952
Impairment	705	—	52	383	1,140
Exchange differences	(198)	—	(763)	(179)	(1,140)
Others	—	—	—	(281)	(281)
Ending balances as of December 31, 2021	(43,071)	—	(62,037)	(24,100)	(129,208)